Leases - Schedule of Supplemental Balance Sheet Information Related to Operating Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Supplemental Balance Sheet Information Related To Operating Lease [Line Items]
Right-of-use assets	$ 371	$ 377
Lease liabilities current	109	330
Lease liabilities non-current	250
Total lease liabilities	$ 359	$ 330
Weighted average remaining lease term (years)	1 year 3 months 3 days	1 year 29 days
Weighted average discount rate	5.50%	5.50%